Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Opening balance	$ 25,753	$ 28,871
Ending balance	1,498	25,753
Costs
Property, Plant and Equipment
Opening balance	48,191	49,140
Additions	464	193
Disposals	(557)	(156)
Reclassification to Assets Held for Sale	(48,401)
Currency translation adjustments	3,772	(986)
Ending balance	3,469	48,191
Costs | Plants and equipment
Property, Plant and Equipment
Opening balance	44,492	45,488
Additions	2	19
Disposals	(257)
Reclassification to Assets Held for Sale	(47,935)
Currency translation adjustments	3,698	(1,015)
Ending balance		44,492
Costs | Office equipment
Property, Plant and Equipment
Opening balance	2,352	2,311
Additions	149	174
Disposals	(157)	(156)
Reclassification to Assets Held for Sale	(3)
Currency translation adjustments	47	23
Ending balance	2,388	2,352
Costs | Right-of-use assets
Property, Plant and Equipment
Opening balance	1,347	1,341
Additions	313
Disposals	(143)
Reclassification to Assets Held for Sale	(463)
Currency translation adjustments	27	6
Ending balance	1,081	1,347
Accumulated depreciation
Property, Plant and Equipment
Opening balance	22,438	20,269
Additions	2,729	2,762
Disposals	(478)	(155)
Reclassification to Assets Held for Sale	(24,487)
Currency translation adjustments	1,769	(438)
Ending balance	1,971	22,438
Accumulated depreciation | Plants and equipment
Property, Plant and Equipment
Opening balance	20,565	18,854
Additions	2,182	2,156
Disposals	(227)
Reclassification to Assets Held for Sale	(24,244)
Currency translation adjustments	1,724	(445)
Ending balance	0	20,565
Accumulated depreciation | Office equipment
Property, Plant and Equipment
Opening balance	791	702
Additions	187	242
Disposals	(108)	(155)
Reclassification to Assets Held for Sale	(3)
Currency translation adjustments	23	2
Ending balance	890	791
Accumulated depreciation | Right-of-use assets
Property, Plant and Equipment
Opening balance	1,082	713
Additions	360	364
Disposals	(143)
Reclassification to Assets Held for Sale	(240)
Currency translation adjustments	22	5
Ending balance	$ 1,081	$ 1,082